CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (7,222,001)	$ (1,032,733)	¥ (20,729,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,438,445	205,695	1,724,066
Loss from disposal of equipment	314	45	9,607
Gain (loss) in fair value changes of warrants liability	(584)	(84)	10,327
Allowance (Reversal of) for credit losses	(18,355)	(2,625)	870,714
Allowance (Reversal of) for slow moving inventories	267,498	38,252	(523,228)
Amortization of right-of-use assets	1,438,684	205,729	1,532,232
Restricted shares issued for management and employees	6,343,508	907,110	5,353,151
Loss on equity shares investments	1,102,361	157,636	0
Cash position changes due to the decrease of ownership interest	(32,811)	(4,692)	0
Accrued interest income from loans to third parties	(6,027,268)	(861,888)	(6,779,697)
Expensing of deferred financing costs	2,529,724	361,746	0
Changes in operating assets and liabilities:
Notes receivable	(178,200)	(25,482)	(1,864,913)
Accounts receivable	(43,275,450)	(6,188,307)	(3,348,819)
Inventories	244,960	35,029	(718,490)
Other receivables	(2,454,191)	(350,945)	(358,057)
Other receivables-related parties	0	0	(4,000)
Purchase advances	784,301	112,154	81,256
Contract costs	28,736,194	4,109,221	8,057,774
Prepaid expense	352,443	50,399	(295,291)
Operating lease liabilities	(720,346)	(103,008)	(1,039,360)
Accounts payable	4,241,036	606,460	3,913,353
Other payables	(939,715)	(134,377)	(1,194,817)
Other payables-related parties	(1,636,821)	(234,062)	(511,754)
Contract liabilities	(3,446,076)	(492,782)	2,277,655
Contract liabilities-related parties	400,000	57,198	0
Accrued payroll and employees' welfare	2,601,170	371,962	179,209
Taxes payable	2,008,157	287,163	691,901
Net cash used in operating activities	(13,463,023)	(1,925,186)	(12,666,780)
Cash flows from investing activities:
Investment in unconsolidated entity	(350,000)	(50,049)	0
Purchases of property and equipment	(227,699)	(32,561)	(455,380)
Proceeds from disposal of equipment	3,580	512	0
Collection of loans to third parties	1,681,400	240,437	2,904,352
Payments made for loans to third parties	(3,200,000)	(457,594)	(36,897,900)
Payments and prepayments for construction in progress	(14,586,221)	(2,085,802)	(5,337,873)
Redemption of short-term investments	3,496,550	500,000	88,892,092
Net cash generated by (used in) investing activities	(13,182,390)	(1,885,057)	49,105,291
Cash flows from financing activities:
Proceeds from short-term bank loans	4,000,000	571,992	0
Repayments of short-term bank loans	0	0	(843,487)
Deferred offering costs	0	0	(810,082)
Capital contribution by controlling shareholders	0	0	10,000
Net cash generated by (used in) financing activities	4,000,000	571,992	(1,643,569)
Effect of exchange rate fluctuation on cash and restricted cash	(1,144,182)	(163,616)	(343,038)
Net increase (decrease) in cash and restricted cash	(23,789,595)	(3,401,867)	34,451,904
Cash and restricted cash, beginning of period	98,882,781	14,140,050	110,840,610
Cash and restricted cash, end of period	75,093,186	10,738,183	145,292,514
Supplemental cash flow information
Cash paid during the period for interest	518,417	74,133	518,086
Cash paid during the period for taxes	0	0	1,363,403
Reconciliation of cash and restricted cash, beginning of period
Cash	98,033,845	14,018,654	109,991,674
Restricted cash	848,936	121,396	848,936
Cash and restricted cash, beginning of period	98,882,781	14,140,050	110,840,610
Cash	75,084,982	10,737,010	145,284,391
Restricted cash	8,204	1,173	8,123
Cash and restricted cash, end of period	75,093,186	10,738,183	145,292,514
Non-cash investing and financing activities
Payable for construction in progress	13,783,037	1,970,948	0
Investment in unconsolidated entity resulting from transfer out of control	¥ 1,124,974	$ 160,869	¥ 0